Organization and Basis of Presentation - Schedule of Ownership (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Share Count (in shares)	37,500,000	37,500,000
% Ownership	100.00%	100.00%
Mammoth Holdings
Business Acquisition [Line Items]
Share Count (in shares)	20,443,903	20,443,903
% Ownership	54.50%	54.50%
Gulfport
Business Acquisition [Line Items]
Share Count (in shares)	9,073,750	9,073,750
% Ownership	24.20%	24.20%
Rhino
Business Acquisition [Line Items]
Share Count (in shares)	232,347	232,347
% Ownership	0.60%	0.60%
Outstanding shares owned by related parties
Business Acquisition [Line Items]
Share Count (in shares)	29,750,000	29,750,000
% Ownership	79.30%	79.30%